Provisions - Schedule of actorial assumptions for post-employment benefit (Detail)	Dec. 31, 2024	Dec. 31, 2023
Nominal discount rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	11.80%	9.90%
Actual discount rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	7.40%	5.80%
Estimated inflation rate in the long term p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	4.10%	3.90%
HCCTR – Average nominal inflation rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	7.20%	7.00%
HCCTR – Actual nominal inflation rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	3.00%	3.00%
Mortality table
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	10.00%	10.00%